Subsequent Events	6 Months Ended
Jun. 30, 2017
Subsequent Events
Subsequent events	24. Subsequent Events The Group evaluated subsequent events through July 31, 2017, which is the date when the interim unaudited condensed consolidated financial statements were issued.